Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 0	$ 0	$ 725,000	$ 1,333,000
Cash equivalents			0	0
Advertising expenses			$ 31,000	$ 91,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite live intangible assets term			1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite live intangible assets term			15 years